VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—2.6%
Comcast Corp. Class A	223,444	$ 9,686
Walt Disney Co. (The)	55,818	6,830
		16,516

Consumer Discretionary—4.7%
Best Buy Co., Inc.	43,889	3,600
Home Depot, Inc. (The)	15,936	6,113
NIKE, Inc. Class B	119,796	11,258
Rollins, Inc.	69,132	3,199
Starbucks Corp.	64,093	5,858
		30,028

Consumer Staples—3.5%
Keurig Dr Pepper, Inc.	183,712	5,634
McCormick & Co., Inc. Non-voting Shares	95,723	7,353
Tyson Foods, Inc. Class A	164,211	9,644
		22,631

Energy—6.8%
Chevron Corp.	40,198	6,341
EOG Resources, Inc.	52,870	6,759
ONEOK, Inc.	86,426	6,929
Ovintiv, Inc.	159,388	8,272
Pioneer Natural Resources Co.	31,353	8,230
TC Energy Corp.	166,955	6,711
		43,242

Financials—24.7%
Allstate Corp. (The)	35,293	6,106
Bank of America Corp.	740,331	28,073
Capital One Financial Corp.	40,265	5,995
Citigroup, Inc.	184,475	11,666
Intercontinental Exchange, Inc.	46,409	6,378
Jack Henry & Associates, Inc.	36,977	6,424
JPMorgan Chase & Co.	35,052	7,021
MarketAxess Holdings, Inc.	26,902	5,898
Mastercard, Inc. Class A	19,738	9,505
MetLife, Inc.	90,700	6,722
Morgan Stanley	66,598	6,271
MSCI, Inc. Class A	20,437	11,454
Nasdaq, Inc.	210,506	13,283
	Shares	Value

Financials—continued
PNC Financial Services Group, Inc. (The)	85,834	$ 13,871
Truist Financial Corp.	289,207	11,273
U.S. Bancorp	174,269	7,790
		157,730

Health Care—11.3%
Abbott Laboratories	56,070	6,373
Agilent Technologies, Inc.	138,559	20,162
Medtronic plc	76,433	6,661
Teleflex, Inc.	52,967	11,979
Thermo Fisher Scientific, Inc.	27,050	15,722
Zoetis, Inc. Class A	66,364	11,229
		72,126

Industrials—11.0%
Genpact Ltd.	170,720	5,625
Honeywell International, Inc.	31,184	6,401
L3Harris Technologies, Inc.	57,564	12,267
MonotaRO Co., Ltd. Unsponsored ADR	719,860	8,624
RB Global, Inc.	160,069	12,192
Stanley Black & Decker, Inc.	130,847	12,814
TransUnion	151,305	12,074
		69,997

Information Technology—6.4%
Apple, Inc.	36,917	6,331
Intuit, Inc.	37,113	24,123
Microsoft Corp.	16,518	6,950
Salesforce, Inc.	10,260	3,090
		40,494

Materials—5.4%
Ball Corp.	146,923	9,897
Celanese Corp. Class A	35,595	6,117
FMC Corp.	101,773	6,483
Pan American Silver Corp.	428,850	6,467
Sealed Air Corp.	147,952	5,504
		34,468

Real Estate—14.0%
Alexandria Real Estate Equities, Inc.	209,556	27,014
Crown Castle, Inc.	168,478	17,830
	Shares	Value

Real Estate—continued
Extra Space Storage, Inc.	25,402	$ 3,734
Invitation Homes, Inc.	182,034	6,482
Mid-America Apartment Communities, Inc.	45,086	5,933
Rexford Industrial Realty, Inc.	445,992	22,433
Sun Communities, Inc.	47,500	6,108
		89,534

Utilities—8.5%
American Water Works Co., Inc.	48,308	5,904
Eversource Energy	342,170	20,452
NextEra Energy, Inc.	333,444	21,310
UGI Corp.	259,463	6,367
		54,033

Total Common Stocks (Identified Cost $547,091)		630,799

Total Long-Term Investments—98.9% (Identified Cost $547,091)		630,799

TOTAL INVESTMENTS—98.9% (Identified Cost $547,091)		$630,799
Other assets and liabilities, net—1.1%		6,761
NET ASSETS—100.0%		$637,560

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Country Weightings†
United States	93%
Canada	4
Ireland	1
Bermuda	1
Japan	1
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$630,799	$630,799
Total Investments	$630,799	$630,799
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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